Common and Preferred Shares - Other equity instruments (Detail) $ / shares in Thousands, $ / shares in Thousands, $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2021 CAD ($) $ / shares	Oct. 12, 2022 CAD ($)	Oct. 12, 2022 USD ($)	Oct. 31, 2021 USD ($) $ / shares	Oct. 31, 2020 CAD ($)	Oct. 31, 2020 $ / shares
Disclosure of classes of share capital [line items]
Total other equity instruments	$ 5,252				$ 3,249
Limited Recourse Capital Notes One [Member]
Disclosure of classes of share capital [line items]
Other equity instruments first issue date	Jun. 15, 2021
Other equity instruments Notional Amount	$ 1,250
Interest rate	3.70%
Payment frequency	Quarterly
Other equity instruments interest per annum after reset date	GOC +2.761%
Interest rate after reset	2.761%
Redemption frequency after reset	Every five years
Total other equity instruments	$ 1,250
Distributions paid per note | $ / shares	$ 13,510
Limited Recourse Capital Notes Two [Member]
Disclosure of classes of share capital [line items]
Other equity instruments first issue date	Oct. 07, 2021
Other equity instruments Notional Amount				$ 600
Interest rate	3.625%
Payment frequency	Quarterly
Other equity instruments interest per annum after reset date	UST +2.613%
Interest rate after reset	2.613%
Redemption frequency after reset	Quarterly
Total other equity instruments	$ 753
Additional Tier1 capital instruments One [Member]
Disclosure of classes of share capital [line items]
Other equity instruments first issue date	Oct. 12, 2017
Other equity instruments Notional Amount		$ 1,560	$ 1,250	$ 1,250
Interest rate	4.65%
Payment frequency	Semi- annually
Other equity instruments interest per annum after reset date	LIBOR +2.648%
Interest rate after reset	2.648%
Redemption frequency after reset	Quarterly
Total other equity instruments	$ 1,560				1,560
Distributions paid per note | $ / shares				$ 46,500		$ 46,500
Additional Tier1 capital instruments Two [Member]
Disclosure of classes of share capital [line items]
Other equity instruments first issue date	Jun. 04, 2020
Other equity instruments Notional Amount				$ 1,250
Interest rate	4.90%
Payment frequency	Quarterly
Other equity instruments interest per annum after reset date	UST +4.551%
Interest rate after reset	4.551%
Redemption frequency after reset	Every five years
Total other equity instruments	$ 1,689				$ 1,689
Distributions paid per note | $ / shares				$ 49,000		$ 12,250